Revenue from Contracts with Customers (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Revenue from Contracts with Customers [Abstract]
Schedule of Disaggregated by Revenue

The table below presents the Company’s revenue disaggregated by revenue source for the three months ending:

	March 31, 2026	March 31, 2025
Revenue service line:
Renewable diesel products	$82,107	$—
Renewable diesel environmental credits	97,301	—
Naphtha product sales	169,280	—
Total revenue	$348,688	$—

The table below presents the Company’s revenue disaggregated by revenue source.

	December 31, 2025	December 31, 2024
Revenue service line:
Renewable diesel products	$11,271,665	$—
Renewable diesel environmental credits	9,412,944	—
Naphtha product sales	131,346	—
Total revenue	$20,815,955	$—